Balance Sheet Information (Tables)	9 Months Ended
Sep. 30, 2012
Balance Sheet Information
Schedule of property, plant and equipment

	September 30, 2012	December 31, 2011

Library	$1	$1
Office Furniture & Fixtures	98	177
Leasehold Improvements	145	251
Software	9	37
Production Equipment	384	293
Computer Equipment	141	134
Total	778	893
Accumulated Depreciation	(285)	(371)
	$493	$522